Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 5,348	$ 4,954
Adjustments	77	394
Balance at end of year	5,425	5,348
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	884	884
Balance at end of year	884	884
U.S. Commercial Banking and Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	4,224	3,838
Adjustments	76	386
Balance at end of year	4,300	4,224
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	240	232
Adjustments	1	8
Balance at end of year	$ 241	$ 240